UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                        REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/06


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MUNI AND STOCK ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                  COMMON STOCKS--36.6%
                  CONSUMER DISCRETIONARY--2.8%
       43,500     CBS Corp. - Class B                                                                                    $ 1,193,205
       37,200     Clear Channel Communications, Inc.                                                                       1,076,940
       23,000     Family Dollar Stores, Inc.                                                                                 522,560
       30,000     Gap (The), Inc.                                                                                            520,500
       30,300     Home Depot, Inc.                                                                                         1,051,713
      110,500     Jones Apparel Group, Inc.                                                                                3,270,800
       64,800     Mattel, Inc.                                                                                             1,168,992
      135,500     McDonald's Corp.                                                                                         4,795,345
       22,000     Nike, Inc., Class B                                                                                      1,738,000
       29,300     Regal Entertainment Group                                                                                  576,038
       16,600     Vivendi SA, ADR                                                                                            560,416
                     TOTAL                                                                                                16,474,509
                  CONSUMER STAPLES--3.2%
       79,100     Altria Group, Inc.                                                                                       6,325,627
       77,400     Coca-Cola Co.                                                                                            3,444,300
        9,700     Colgate-Palmolive Co.                                                                                      575,404
       36,900     Kimberly-Clark Corp.                                                                                     2,252,745
       21,100     Loews Corp. - Carolina Group                                                                             1,210,718
       20,100     Procter & Gamble Co.                                                                                     1,129,620
       10,283     SUPERVALU, Inc.                                                                                            278,772
      159,260     Unilever PLC, ADR                                                                                        3,804,721
                     TOTAL                                                                                                19,021,907
                  ENERGY--5.8%
      112,800     Chevron Corp.                                                                                            7,419,984
      135,000     Enbridge Inc.                                                                                            4,325,400
      172,900     Exxon Mobil Corp.                                                                                       11,712,246
       14,600     Kinder Morgan, Inc.                                                                                      1,489,200
        6,900     Marathon Oil Corp.                                                                                         625,416
       26,500     Norsk Hydro A.S., ADR                                                                                      765,850
        5,800     Occidental Petroleum Corp.                                                                                 624,950
       75,300     Royal Dutch Shell PLC                                                                                    5,331,240
       29,200     Total SA, ADR, Class B                                                                                   1,992,316
                     TOTAL                                                                                                34,286,602
                  FINANCIALS--11.9%
       57,200     Ace, Ltd.                                                                                                2,947,516
       72,900     Allstate Corp.                                                                                           4,142,178
      163,581     Bank of America Corp.                                                                                    8,429,328
      114,800     Bank of New York Co., Inc.                                                                               3,858,428
       35,800     Barclays PLC, ADR                                                                                        1,693,698
      183,800     Citigroup, Inc.                                                                                          8,879,378
       89,300     Fannie Mae                                                                                               4,278,363
       72,400     Federal Home Loan Mortgage Corp.                                                                         4,189,064
       34,000     First Horizon National Corp.                                                                             1,424,600
       27,000     Gallagher (Arthur J.) & Co.                                                                                733,590
       17,800     Healthcare Realty Trust, Inc.                                                                              589,002
       53,900     Lloyds TSB Group PLC, ADR                                                                                2,168,936
       20,000     MBIA, Inc.                                                                                               1,176,200
       23,300     Mellon Financial Corp.                                                                                     815,500
       74,100     Morgan Stanley                                                                                           4,927,650
       25,100     Nationwide Financial Services, Inc., Class A                                                             1,131,508
       37,600     North Fork Bancorp, Inc.                                                                                 1,065,208
       27,600     PartnerRe Ltd.                                                                                           1,714,788
       10,500     RenaissanceRe Holdings Ltd.                                                                                544,005
       66,400     Sun Life Financial Services of Canada                                                                    2,541,792
       55,300     U.S. Bancorp                                                                                             1,769,600
       30,000     UBS AG - U.S. issue                                                                                      1,632,000
       51,400     Wachovia Corp.                                                                                           2,756,582
       24,450     Washington Mutual, Inc.                                                                                  1,092,915
       51,100     Wells Fargo & Co.                                                                                        3,696,574
       12,400     XL Capital Ltd., Class A                                                                                   789,880
       45,700     iStar Financial, Inc.                                                                                    1,817,032
                     TOTAL                                                                                                70,805,315
                  HEALTH CARE--2.7%
       15,500     Abbott Laboratories                                                                                        740,435
       20,900     AstraZeneca Group PLC, ADR                                                                               1,275,527
       40,400     GlaxoSmithKline PLC, ADR                                                                                 2,235,332
       35,600     Johnson & Johnson                                                                                        2,226,780
      192,800     Pfizer, Inc.                                                                                             5,010,872
      100,500     Wyeth                                                                                                    4,871,235
                     TOTAL                                                                                                16,360,181
                  INDUSTRIALS--2.6%
       29,700     Avery Dennison Corp.                                                                                     1,741,311
       30,800     Cendant Corp.                                                                                              462,308
       22,900     Chicago Bridge & Iron Co., NV                                                                              555,554
        7,200     Deere & Co.                                                                                                522,504
        8,100     Eaton Corp.                                                                                                519,210
      105,300     General Electric Co.                                                                                     3,442,257
       14,500     Ingersoll-Rand Co., Class A                                                                                519,100
       23,100     Lockheed Martin Corp.                                                                                    1,840,608
       43,300     Northrop Grumman Corp.                                                                                   2,866,027
       18,100     TNT NV, ADR                                                                                                646,713
       58,400     Tyco International Ltd.                                                                                  1,523,656
       22,000     Waste Management, Inc.                                                                                     756,360
                     TOTAL                                                                                                15,395,608
                  INFORMATION TECHNOLOGY--0.3%
       11,200     Automatic Data Processing, Inc.                                                                            490,112
       14,100     Diebold, Inc.                                                                                              569,640
       34,700     Maxim Integrated Products, Inc.                                                                          1,019,486
                     TOTAL                                                                                                 2,079,238
                  MATERIALS--1.8%
       55,200     Alcoa, Inc.                                                                                              1,653,240
       26,950     Du Pont (E.I.) de Nemours & Co.                                                                          1,068,837
       22,100     Imperial Chemical Industries PLC, ADR                                                                      610,402
       62,400     International Flavors & Fragrances, Inc.                                                                 2,308,800
       17,700     PPG Industries, Inc.                                                                                     1,089,258
        8,100     Rio Tinto PLC, ADR                                                                                       1,692,009
       34,000     Rohm & Haas Co.                                                                                          1,568,080
       43,500     UPM - Kymmene OY, ADR                                                                                      967,440
                     TOTAL                                                                                                10,958,066
                  TELECOMMUNICATION SERVICES--2.7%
      340,650     AT&T, Inc.                                                                                              10,216,094
       41,632     BCE, Inc.                                                                                                  950,886
       15,600     BellSouth Corp.                                                                                            611,052
       39,100     NTT Docomo Inc. - Spon. ADR                                                                                568,514
       38,300     Verizon Communications                                                                                   1,295,306
       56,000     Vodafone Group PLC, ADR                                                                                  1,214,080
       97,227     Windstream Corp.                                                                                         1,218,254
                     TOTAL                                                                                                16,074,186
                  UTILITIES--2.8%
       45,400     CenterPoint Energy, Inc.                                                                                   623,796
       31,000     DPL, Inc.                                                                                                  860,560
       13,300     DTE Energy Co.                                                                                             562,856
       37,600     Duke Energy Corp.                                                                                        1,140,032
       52,800     Edison International                                                                                     2,184,864
       22,100     Energy East Corp.                                                                                          537,693
       12,760     Equitable Resources, Inc.                                                                                  459,488
       18,400     Exelon Corp.                                                                                             1,065,360
       11,000     FirstEnergy Corp.                                                                                          616,000
       43,400     Northeast Utilities Co.                                                                                    972,160
       25,600     ONEOK, Inc.                                                                                                952,576
       22,600     PNM Resources, Inc.                                                                                        605,906
       23,800     Pepco Holdings, Inc.                                                                                       583,100
       13,700     Pinnacle West Capital Corp.                                                                                589,237
       16,100     Progress Energy, Inc.                                                                                      701,155
       13,800     SCANA Corp.                                                                                                551,862
       57,800     Scottish & Southern Energy PLC, ADR                                                                      1,305,788
       36,400     Southern Co.                                                                                             1,229,592
       20,200     United Utilities PLC, ADR                                                                                  496,920
       21,100     Vectren Corp.                                                                                              586,791
                     TOTAL                                                                                                16,625,736
                     TOTAL COMMON STOCKS (IDENTIFIED COST $194,848,892)                                                  218,081,348
                  MUNICIPAL BONDS--58.1%
                  ALABAMA--1.2%
  $ 1,000,000     Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series             1,061,090
                  2002A), 5.250%, (FGIC INS), 5/1/2023
    2,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist             1,983,180
                  Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030
    1,650,000     Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%,                1,641,915
                  6/1/2025
    1,000,000     Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%,         1,053,330
                  (FGIC INS), 1/1/2020
    1,370,000     Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist         1,383,536
                  Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024
                     TOTAL                                                                                                 7,123,051
                  ALASKA--0.4%
    1,000,000     Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS),            1,065,620
                  12/1/2022
    1,000,000     Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/1/2022                 1,054,650
                     TOTAL                                                                                                 2,120,270
                  ARIZONA--0.8%
    1,700,000     Glendale, AZ IDA, (John C. Lincoln Health Network), Hospital Revenue Refunding Bonds (Series             1,692,112
                  2005), 5.000%, 12/1/2035
    2,000,000     Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A),          2,097,140
                  5.000%, (FSA INS), 7/1/2020
      850,000     Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series                849,320
                  2004A), 5.375%, 12/1/2013
                     TOTAL                                                                                                 4,638,572
                  ARKANSAS--0.3%
    1,000,000     Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%,            1,017,810
                  1/1/2021
    1,000,000     University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS),                1,033,380
                  11/1/2026
                     TOTAL                                                                                                 2,051,190
                  CALIFORNIA--5.1%
    2,000,000     California Educational Facilities Authority, (California College of the Arts), Revenue Bonds             1,966,860
                  (Series 2005), 5.000%, 6/1/2035
      570,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            590,166
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    3,000,000     California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series           3,114,000
                  2005J: Corcoran Facility), 5.000%, 1/1/2021
      315,000     California State, UT GO Bonds, 5.250%, 2/1/2019                                                            331,997
    1,335,000     California State, UT GO Bonds, 5.500%, 4/1/2030                                                          1,438,555
    1,500,000     California State, Various Purpose UT GO Bonds, 5.125%, 11/1/2024                                         1,558,290
      250,000     California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2018                                           265,442
      800,000     California State, Various Purpose UT GO Bonds, 5.500%, 11/1/2033                                           859,968
      900,000     California State, Various Purpose UT GO Bonds, 5.000%, 11/1/2021                                           931,455
      300,000     California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2019                                           317,763
      165,000     California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF                         182,917
                  4/1/2014@100), 4/1/2030
    1,250,000   1 California Statewide Communities Development Authority, (Thomas Jefferson School of Law),                1,224,700
                  Refunding Revenue Bonds (Series 2005B), 4.875%, 10/1/2031
      695,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 7/1/2023              759,204
      860,000     Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp.            892,087
                  INS), 9/1/2023
    2,500,000     Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement           2,510,475
                  Asset-Backed Bonds (Series 2005A), 5.000%, 6/1/2045
    1,000,000     Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced           1,057,470
                  Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100),
                  6/1/2028
      495,000     Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced             497,034
                  Revenue Bonds (Series 2005A), 5.000%, 6/1/2016
    1,100,000     Southern California Logistics Airport Authority, TABs, 5.000%, (United States Treasury PRF               1,187,065
                  6/1/2015@100), 12/1/2035
    3,665,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            3,805,260
                  5.250%, (Radian Asset Assurance INS), 9/1/2037
    1,000,000     Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS),              1,037,510
                  11/1/2026
    4,000,000     University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 5/15/2023         4,167,280
    1,545,000     Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (MBIA               1,638,859
                  Insurance Corp. INS), 9/1/2023
                     TOTAL                                                                                                30,334,357
                  COLORADO--3.7%
    1,250,000     Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds ,         1,322,225
                  5.250%, (XL Capital Assurance Inc. INS), 6/1/2024
    1,500,000     Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project),             1,594,920
                  Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 8/15/2019
    4,250,000     Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds             4,198,150
                  (Series 2005), 5.000%, 12/1/2035
      760,000     Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health                777,578
                  Facilities Revenue Bonds (Series 2004A), 5.250%, 6/1/2034
      215,000     Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health                221,411
                  Facilities Revenue Bonds (Series 2005), 5.250%, 6/1/2023
    1,250,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, 12/1/2034                                   1,326,212
      900,000     Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States             958,428
                  Treasury PRF 12/1/2013@100), 12/1/2021
    5,000,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL                5,259,450
                  Capital Assurance Inc. INS), 12/1/2024
    1,000,000     Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/1/2033                                 1,093,520
    1,750,000     Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian         1,822,223
                  Asset Assurance INS), 12/1/2023
    1,000,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/1/2035                   1,054,090
    1,000,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.125%,               1,054,770
                  12/1/2035
    1,230,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.250%, 12/1/2035                  1,283,665
                     TOTAL                                                                                                21,966,642
                  CONNECTICUT--0.1%
      600,000     Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C),                618,378
                  5.125%, (Radian Asset Assurance INS), 7/1/2030
                  DELAWARE--0.0%
      200,000     Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series              209,330
                  2004A), 5.500%, 6/1/2024
                  DISTRICT OF COLUMBIA--2.3%
    3,230,000     District of Columbia, (Howard University), Refunding & Revenue Bonds (Series 2006A), 5.000%,             3,344,406
                  (AMBAC INS), 10/1/2026
    5,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.000%, (FGIC INS), 2/1/2031              5,137,050
    1,000,000     District of Columbia, COPs, 5.000%, (FGIC INS), 1/1/2018                                                 1,051,330
    3,780,000     District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 6/1/2027                  3,896,802
                     TOTAL                                                                                                13,429,588
                  FLORIDA--3.1%
      900,000     Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational           934,902
                  Facilities Revenue Bonds (Series 2004B), 5.600%, 4/1/2029
    2,000,000     Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Revenue             2,055,440
                  Bonds (Series 2006), 5.000%, (Assured Guaranty Corp. INS), 4/1/2031
      100,000     Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%,                 100,454
                  5/1/2011
      675,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series                678,996
                  2005), 5.450%, 5/1/2036
    2,275,000     Florida State Department of Children & Families, (Florida State), (South Florida Evaluation              2,366,478
                  Treatment Center) COPs, 5.000%, 10/1/2020
    3,000,000     Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance         3,107,550
                  Corp. INS), 5/1/2027
      500,000     Highlands County, FL Health Facilities Authority, (Adventist Health System/ Sunbelt Obligated              513,445
                  Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023
    1,180,000     Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series            1,185,074
                  2004B), 5.000%, 11/1/2009
      750,000     Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue              821,963
                  Bonds (Series 2001A), 6.700%, 11/15/2019
      500,000     Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds                 509,025
                  (Series 2003B), 5.125%, 11/15/2024
      600,000     Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds                 614,910
                  (Series 2003C), 5.250%, 11/15/2033
      500,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A),                 539,080
                  6.000%, 5/1/2024
      470,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%,               505,250
                  5/1/2020
    1,130,000     St. Johns County, FL IDA, (Presbyterian Retirement Communities ), First Mortgage Revenue Bonds           1,204,162
                  (Series 2004A), 5.850%, 8/1/2024
    1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),             1,759,842
                  5.400%, 5/1/2037
      750,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series              762,878
                  2005B), 5.250%, 5/1/2016
      500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment              509,330
                  Bonds (Series 2006), 5.650%, 5/1/2037
                     TOTAL                                                                                                18,168,779
                  GEORGIA--0.3%
      615,000     Atlanta, GA, (Eastside Tax Allocation District), TABs (Series 2005B), 5.600%, 1/1/2030                     625,848
      300,000     Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds,                311,730
                  5.700%, 12/1/2015
      750,000     Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A),           780,278
                  6.125%, 2/15/2026
                     TOTAL                                                                                                 1,717,856
                  ILLINOIS--3.6%
      625,000     Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds                  607,493
                  (Series 2005) 0% Step Coupon 5.90% @ 9/1/2007, 3/1/2027
    2,615,000     Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS),               2,761,440
                  7/1/2017
    5,000,000     Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/1/2028            5,160,450
    3,000,000     Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A),               3,087,060
                  5.000%, (MBIA Insurance Corp. INS), 1/1/2026
    1,180,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series               1,250,068
                  2005A), 5.250%, (MBIA Insurance Corp. INS), 1/1/2026
    1,500,000     Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 1/1/2025                     1,548,420
    1,000,000     Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 1/1/2026                     1,030,940
      415,000     DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036              416,593
    1,000,000     Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A),            1,006,370
                  5.625%, 2/15/2037
    3,250,000     Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A),            3,279,543
                  5.000%, 4/1/2031
      875,000     Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%,             905,013
                  5/15/2025
      625,000     Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%,             641,594
                  5/15/2037
                     TOTAL                                                                                                21,694,984
                  INDIANA--1.0%
    2,500,000     Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue           2,507,275
                  Bonds (Series 2005), 5.250%, 11/15/2035
      700,000     Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana),                  747,474
                  Hospital Revenue Bonds (Series 2004A), 6.250%, 3/1/2025
    2,500,000     St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities            2,513,375
                  Revenue Bonds (Series 2005), 5.375%, 2/15/2034
                     TOTAL                                                                                                 5,768,124
                  IOWA--0.1%
      375,000     Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement               375,510
                  Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027
      500,000     Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%,                     510,105
                  11/15/2018
                     TOTAL                                                                                                   885,615
                  KANSAS--0.3%
    2,000,000     Lawrence, KS, (Lawrence Memorial Hospital), Hospital Revenue Bonds (Series 2006), 5.125%,                2,042,800
                  7/1/2036
                  KENTUCKY--0.1%
      500,000     Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds                  539,230
                  (Series 2000A), 6.625%, 10/1/2028
                  LOUISIANA--0.3%
    1,000,000     Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds,                986,360
                  5.300%, 10/1/2018
    1,000,000     St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding               1,033,530
                  Revenue Bonds (Series 1998), 5.350%, 12/1/2013
                     TOTAL                                                                                                 2,019,890
                  MAINE--0.6%
    3,645,000     Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue          3,755,917
                  Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 7/1/2030
                  MARYLAND--0.8%
    4,000,000     Maryland State Health & Higher Educational Facilities Authority, (Civista Medical Center),               4,050,680
                  Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 7/1/2037
      355,000     Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.),                   387,174
                  Refunding Revenue Bonds (Series 2004), 5.750%, 8/15/2016
      500,000     Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%,                 527,070
                  5/1/2035
                     TOTAL                                                                                                 4,964,924
                  MASSACHUSETTS--1.8%
    1,750,000     Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured            1,820,368
                  Guaranty Corp. INS), 10/1/2019
      235,000     Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%,                 240,985
                  7/15/2013
    2,000,000     Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%,               2,106,300
                  7/15/2032
    1,000,000     Massachusetts HEFA, (Northern Berkshire Health System ), Revenue Bonds  (Series 2004A), 6.375%,          1,046,160
                  7/1/2034
    4,000,000     Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA            4,144,120
                  INS), 8/15/2030
    1,250,000     Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds             1,285,800
                  (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 9/1/2033
                     TOTAL                                                                                                10,643,733
                  MICHIGAN--1.4%
    1,100,000     Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds,          1,213,542
                  5.875%, (United States Treasury PRF 5/1/2012@100), 5/1/2018
    1,905,000     Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement             2,136,038
                  Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100),
                  4/15/2027
    1,120,000     Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding                    1,188,107
                  Environmental Improvement Revenue Bonds (Series 2002A) , 5.750%, 6/1/2016
      300,000     Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital               308,343
                  Revenue Refunding Bonds (Series 2004), 6.500%, 1/1/2037
    1,000,000     Kent Hospital Finance Authority, MI, (Metropolitan Hospital ), Revenue Bonds (Series 2005A),             1,089,740
                  6.250%, 7/1/2040
      500,000     Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds            489,650
                  (Series 2005), 5.000%, 5/15/2037
    1,000,000     Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%,             1,072,520
                  11/1/2013
    1,000,000     Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (Q-SBLF GTD), 5/1/2021           1,041,640
                     TOTAL                                                                                                 8,539,580
                  MINNESOTA--0.7%
      550,000     Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series              550,347
                  2005), 5.000%, 4/1/2031
      500,000     Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group),              540,600
                  Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/1/2019
    2,000,000     St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue           2,165,540
                  Bonds (Series 2005), 6.000%, 11/15/2030
    1,000,000     St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue           1,081,290
                  Bonds (Series 2005), 6.000%, 11/15/2035
                     TOTAL                                                                                                 4,337,777
                  MISSISSIPPI--1.2%
    2,060,000     Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A),            2,444,890
                  6.800%, 4/1/2022
      750,000     Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCR Bonds, 5.875%, 4/1/2022           752,190
    3,000,000     Mississippi Development Bank, (Municipal Energy Agency of Mississippi), Special Obligation Bonds         3,045,540
                  (Series 2006A), 5.000%, (XL Capital Assurance Inc. INS), 3/1/2041
      900,000     Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical             927,918
                  Center), Refunding & Improvement Revenue Bonds, 5.750%, 4/1/2023
                     TOTAL                                                                                                 7,170,538
                  MISSOURI--1.0%
    1,500,000     Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds               1,542,555
                  (Series 2004A), 5.250%, 12/1/2019
    2,165,000     Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds               2,161,558
                  (Series 2005A), 5.000%, 6/1/2035
    2,000,000     Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 5/15/2018         2,105,420
                     TOTAL                                                                                                 5,809,533
                  NEVADA--1.4%
    3,500,000     Clark County, NV Bond Bank, LT GO Bonds, 5.000%, (MBIA Insurance Corp. INS), 6/1/2032                    3,579,800
      250,000     Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series               259,165
                  2003), 5.800%, 8/1/2015
      500,000     Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005),            497,575
                  5.000%, 8/1/2025
    1,300,000   1 Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement            1,306,773
                  Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034
      250,000     Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT              250,518
                  Obligation Improvement Bonds, 5.100%, 3/1/2022
      600,000     Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT              600,498
                  Obligation Improvement Bonds, 5.125%, 3/1/2025
      655,000     Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA                   671,021
                  Insurance Corp. INS), 6/1/2027
    1,200,000     Las Vegas, NV, (Providence SID No. 607), Local Improvement Special Assessment Bonds (Series              1,242,552
                  2004), 6.250%, 6/1/2024
                     TOTAL                                                                                                 8,407,902
                  NEW JERSEY--3.1%
    1,000,000     New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%,               1,058,990
                  6/15/2029
    1,000,000     New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I),         1,089,390
                  5.250%, (United States Treasury PRF 9/1/2014@100), 9/1/2028
    5,000,000     New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O),         5,162,750
                  5.125%, 3/1/2030
    1,000,000     New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds             991,300
                  (Series 2004A), 4.800%, 11/1/2013
      300,000     New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A),                317,379
                  5.750%, 11/1/2024
      900,000     New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital),                  930,051
                  Revenue Bonds, (Series 2005A), 5.500%, 7/1/2030
    4,700,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds                5,263,389
                  (Series 2006A), 5.500%, 12/15/2022
    3,050,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 6/1/2041                                  3,474,804
                     TOTAL                                                                                                18,288,053
                  NEW MEXICO--0.1%
      500,000 1,2 Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 9/1/2023                                               523,200
                  NEW YORK--3.3%
      500,000     Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds           542,690
                  (Series 2004B), 7.500%, 3/1/2029
      200,000     Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 9/1/2022                205,268
    4,000,000     Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series           4,109,880
                  2006A), 5.000%, 11/15/2031
    2,500,000   1 New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%,             2,667,700
                  3/1/2035
    1,000,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C),              1,061,170
                  5.250%, (AMBAC INS), 8/1/2022
      500,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2004 Series B),                534,340
                  5.250%, 8/1/2020
        5,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF                   5,482
                  6/1/2013@100), 6/1/2023
      370,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 6/1/2023                                    394,446
    1,565,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.250%, 8/1/2017                                  1,655,019
      350,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020                                  369,282
      800,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 8/1/2019                                    831,528
    1,500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 8/15/2024                                 1,577,220
    1,000,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/1/2025                                 1,027,130
    2,215,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 8/1/2023                                2,284,640
      200,000     New York State Dormitory Authority, (New York City, NY), Court Facilities Lease Revenue Bonds              218,182
                  (Series 2003A), 5.375%, (United States Treasury PRF 5/15/2013@100), 5/15/2021
      500,000     Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series               534,355
                  2003A-1), 5.500%, 6/1/2018
      900,000     Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1),                  961,839
                  5.500%, 6/1/2018
      500,000     Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1),                  533,035
                  5.500%, 6/1/2022
                     TOTAL                                                                                                19,513,206
                  NORTH CAROLINA--0.5%
    1,000,000     North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing            1,049,920
                  Revenue Bonds (Series 2004A), 5.800%, 10/1/2034
    2,000,000     North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue          1,999,820
                  Bonds (Series 2005A), 5.650%, 10/1/2025
                     TOTAL                                                                                                 3,049,740
                  OHIO--2.7%
    1,230,000     Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds          1,264,612
                  (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024
      250,000     Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue           251,172
                  Bonds (Series 2005B), 5.125%, 5/15/2025
    1,000,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,069,250
                  5.250%, (FSA INS), 12/1/2022
    1,800,000     Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement         1,809,900
                  Revenue Bonds (Series 2005A), 5.125%, 7/1/2035
      500,000     Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue               509,865
                  Refunding Bonds, 5.500%, 7/1/2021
    2,000,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.000%,            2,071,740
                  (FSA INS), 12/1/2034
    3,525,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.250%,            3,771,433
                  (FSA INS), 12/1/2028
    1,000,000     Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds          1,045,250
                  (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011
      500,000     Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds,             522,595
                  5.500%, 12/1/2021
    1,010,000     Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds,           1,054,299
                  5.500%, 12/1/2022
    1,000,000     Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds,               1,044,810
                  5.250%, 10/1/2026
      540,000     Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding              563,544
                  Revenue Bonds, 5.375%, (United States Treasury PRF 11/1/2008@101), 11/1/2029
      400,000     Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021                     453,356
      375,000     Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special                 384,428
                  Assessment Revenue Bonds, 5.250%, 12/1/202
                     TOTAL                                                                                                15,816,254
                  OKLAHOMA--0.4%
    2,000,000     Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility              1,979,220
                  Revenue Bonds (Series 2005), 6.000%, 11/15/2038
      515,000     Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%,                535,677
                  (AMBAC INS), 2/1/2021
                     TOTAL                                                                                                 2,514,897
                  PENNSYLVANIA--3.6%
      500,000     Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022                        517,410
      500,000     Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds                 590,850
                  (Series 2000B), 9.250%, 11/15/2030
      300,000     Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds                 302,631
                  (Series 2002B), 5.250%, 11/15/2016
      500,000     Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue                513,650
                  Bonds (Series 1998), 5.500%, 12/1/2029
      600,000     Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue                620,808
                  Bonds (Series 1998), 5.600%, 9/1/2030
    1,300,000     Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding               1,349,842
                  Revenue Bonds (Series 2005), 5.500%, 11/1/2016
      500,000     Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS),                519,190
                  11/1/2022
      850,000     Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A),             887,298
                  6.250%, 1/1/2035
      275,000     Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group),              275,283
                  Senior Living Facilities Revenue Bonds, 5.900%, 8/15/2009
      250,000     Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series                  253,060
                  1998A), 5.375%, 10/1/2018
    1,000,000     Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%,            1,044,810
                  3/15/2026
    4,000,000     Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds,          4,165,200
                  5.000%, 4/15/2021
    1,000,000     Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue         1,030,670
                  Bonds, 5.375%, 8/15/2033
    1,000,000     Montgomery County, PA IDA, (Adult Communities Total Services, Inc.), Retirement Community                1,022,940
                  Revenue Refunding Bonds (Series 1996A), 5.875%, 11/15/2022
      500,000     Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate                   526,230
                  Mortgage Revenue Bonds (Series 2005), 6.250%, 2/1/2035
      250,000     Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds               254,238
                  (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/1/2026
    1,000,000     Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds,           1,016,960
                  5.250%, 5/1/2023
      500,000     Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds                 531,555
                  (Series AA), 5.500%, (Radian Asset Assurance INS), 11/1/2022
      500,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System              546,465
                  Revenue Bonds (Series A), 6.250%, 1/15/2018
    1,000,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds            1,082,010
                  (Series 2001A), 6.000%, 1/15/2022
      500,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds,             541,005
                  (Series A), 6.000%, 1/15/2031
      250,000     Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds,                259,075
                  5.250%, (Radian Asset Assurance INS), 1/1/2027
      500,000     Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior            499,265
                  Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035
    1,265,000     Southcentral PA, General Authority, (Hanover Hospital, Inc.), Revenue Bonds, 5.000%, (Radian             1,304,911
                  Asset Assurance INS), 12/1/2020
    1,500,000     St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series             1,558,605
                  2004B), 5.375%, 11/15/2034
      500,000     Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement                511,650
                  Community Revenue Bonds (Series 2005A), 5.750%, 1/1/2026
                     TOTAL                                                                                                21,725,611
                  RHODE ISLAND--0.2%
    1,265,000     Rhode Island State Health and Educational Building Corp., (Landmark Medical Center), Hospital            1,319,243
                  Financing Refunding Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 10/1/2017
                  SOUTH CAROLINA--2.4%
    3,000,000     Kershaw County, SC Public Schools Foundation, (Kershaw County, SC School District), Installment          3,070,350
                  Purchase Revenue Bonds (Series 2006), 5.000%, (CDC IXIS Financial Guaranty N.A. INS), 12/1/2028
      825,000     Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds             828,350
                  (Series 2006), 5.450%, 12/1/2037
    1,445,000     Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding &             1,532,639
                  Improvement Hospital Revenue Bonds, 5.750%, 11/1/2028
    2,000,000     Medical University of South Carolina Hospital Authority, (Medical University of South Carolina),         2,053,220
                  FHA INS Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 8/15/2031
    1,745,000     Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 6/1/2020             1,875,735
    1,000,000     Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue            1,044,950
                  Bonds, 5.250%, (Radian Asset Assurance INS), 12/1/2029
    2,015,000     South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%,                2,154,801
                  (Radian Asset Assurance INS), 7/1/2031
      275,000     South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023            287,463
    1,555,000     South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A),            1,630,682
                  5.625%, 11/15/2030
                     TOTAL                                                                                                14,478,190
                  TENNESSEE--0.5%
    2,000,000     Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance),                 2,077,340
                  Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 7/1/2031
    1,000,000     Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East              1,087,340
                  Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 4/15/2031
                     TOTAL                                                                                                 3,164,680
                  TEXAS--4.8%
    1,000,000     Canyon, TX Independent School District, Refunding & Improvement UT GO Bonds (Series 2002A),              1,063,030
                  5.375%, (PSFG GTD), 2/15/2024
    2,655,000     Dallas, TX Independent School District, Refunding Building UT GO Bonds (Series 2004A), 5.000%,           2,734,650
                  (PSFG GTD), 8/15/2029
    1,000,000     Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series            1,078,120
                  2004A), 7.125%, 9/1/2034
    1,835,000     Galveston County, TX, LTD GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 2/1/2021                         1,934,017
    1,000,000     Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 8/15/2027             1,030,670
    1,000,000     Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series                1,062,010
                  2003C), 5.250%, (AMBAC INS), 5/15/2018
      200,000     Matagorda County, TX Navigation District No. 1, (Centerpoint Energy Houston Electric), COL                 208,736
                  Refunding Revenue Bonds, 5.600%, 3/1/2027
    1,125,000     Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement             1,153,260
                  Facility Revenue Bonds (Series 2005), 5.625%, 2/15/2035
      500,000     North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding                522,705
                  Bonds (Series 2002), 5.250%, (AMBAC INS), 8/15/2022
    1,250,000     North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility         1,398,413
                  Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029
      750,000     Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C),                 773,018
                  5.400%, 4/1/2018
    2,000,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2001C), 5.200%,            2,035,100
                  5/1/2028
      250,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%,              269,788
                  8/1/2022
      500,000     Sabine River Authority, TX, (TXU Energy Co. LLC), Refunding PCR Bonds (Series 2003A), 5.800%,              534,540
                  7/1/2022
    1,100,000     Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp.          1,141,624
                  Edgemere Project), Revenue Bonds, (Series 2006A), 6.000%, 11/15/2036
    3,400,000     Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A),                3,520,666
                  5.000%, 4/1/2026
      715,000     Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement             695,781
                  Facility Revenue Bonds, 5.650%, 11/15/2035
    4,190,000     University of Texas, Financing System Revenue Bonds (Series 2006B), 5.000%, 8/15/2031                    4,333,675
    2,970,000     Wharton, TX Independent School District, School Building UT GO Bonds, 5.000%, (PSFG GTD),                3,044,606
                  2/15/2032
                     TOTAL                                                                                                28,534,409
                  UTAH--1.1%
    1,475,000     Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (MBIA         1,573,545
                  Insurance Corp. INS), 4/1/2020
    5,000,000     Utah Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (FSA INS), 6/15/2032             5,103,600
                     TOTAL                                                                                                 6,677,145
                  VIRGINIA--1.0%
    4,485,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, 6/1/2037                                  4,653,008
    1,170,000     Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds             1,243,663
                  (Series 2003), 6.000%, 4/1/2033
                     TOTAL                                                                                                 5,896,671
                  WASHINGTON--1.7%
    4,455,000     Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 7/1/2024             4,624,201
    1,160,000     Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 7/1/2023                          1,189,186
      500,000     Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue              532,900
                  Bonds (Series 2003), 6.000%, 12/1/2018
    1,000,000     Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds                1,021,880
                  (Series 2005), 5.500%, 12/1/2030
    1,000,000     Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley                1,087,620
                  Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/1/2023
      820,000     Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/1/2023                                    846,765
      500,000     Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/1/2022                                    516,915
                     TOTAL                                                                                                 9,819,467
                  WEST VIRGINIA--0.4%
    1,000,000     Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1),           1,030,730
                  Tax Increment Revenue Bonds (Series 2005A), 5.625%, 6/1/2034
    1,000,000     West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital ), Hospital              1,059,280
                  Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 2/15/2019
                     TOTAL                                                                                                 2,090,010
                  WISCONSIN--0.7%
      160,000     Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A),                172,214
                  6.750%, 8/15/2034
      160,000     Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%,              170,438
                  6/1/2034
    1,000,000     Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 5/1/2034             1,089,160
      750,000     Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, Series 2006A, 5.375%, 2/15/2034              777,105
      250,000     Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 4/1/2034            253,510
    1,400,000     Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%,           1,401,274
                  3/1/2035
                     TOTAL                                                                                                 3,863,701
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $340,159,528)                                                346,233,037
                  SHORT-TERM MUNICIPALS--4.7%3
                  ALABAMA--0.5%
    3,200,000     Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.660%, 8/1/2006                   3,200,000
                  ARIZONA--0.7%
    4,000,000     Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.), (Bank of New             4,000,000
                  York LOC), 3.670%, 8/7/2006
                  GEORGIA--0.4%
    2,600,000     Monroe County, GA Development Authority, (Series 1999B) Daily VRDNs (Oglethorpe Power Corp.              2,600,000
                  Scherer Project), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.690%, 8/1/2006
                  ILLINOIS--0.5%
    2,900,000     Chicago, IL Board of Education, (Series 2004C-1) Daily VRDNs, (DePfa Bank PLC LIQ, FSA INS),             2,900,000
                  3.670%, 8/1/2006
                  LOUISIANA--0.7%
    4,000,000     Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC), (SunTrust            4,000,000
                  Bank LOC), 3.690%, 8/1/2006
                  OKLAHOMA--0.2%
    1,000,000     Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods),           1,000,000
                  (BNP Paribas SA LOC), 3.660%, 8/1/2006
                  PENNSYLVANIA--0.2%
    1,000,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services),         1,000,000
                  (PNC Bank, N.A. LOC), 3.680%, 8/1/2006
                  TENNESSEE--1.5%
    2,335,000     Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN), (FSA           2,335,000
                  INS), 3.670%, 8/1/2006
      525,000     Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN),               525,000
                  (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/1/2006
    1,285,000     Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN),             1,285,000
                  (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/1/2006
    3,680,000     Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN),               3,680,000
                  (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/1/2006
    1,395,000     Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN),               1,395,000
                  (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/1/2006
                     TOTAL                                                                                                 9,220,000
                     TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                27,920,000
                     TOTAL INVESTMENTS - 99.4%                                                                           592,234,385
                     (IDENTIFIED COST $562,927,856)4
                     OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                             3,363,978
                     TOTAL NET ASSETS - 100%                                                                           $ 595,598,363

At July 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $5,722,373, which represented 1.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $523,200, which represented 0.1% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At July 31, 2006, the cost of investments for federal tax purposes was $562,927,856. The net unrealized appreciation of investments for federal tax purposes was $29,306,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,881,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,575,277.


Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
Tax-exempt municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Listed equity securities are valued at the last sale price or offical closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at July 31, 2006, is as follows:
Security                                                                                                    Acquisition  Acquisition
                                                                                                                   Date         Cost

Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community),
Revenue Bonds (Series 2004A), 7.000%, 11/15/2034                                                             12/23/2004   $1,280,146
California  Statewide  Communities  Development  Authority,  (Thomas  Jefferson  School of Law), Refunding
Revenue Bonds (Series 2005B), 4.875%, 10/1/2031                                                               8/26/2005    1,245,463
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 3/1/2035
                                                                                                              3/15/2005    2,500,000


The following acronyms are used throughout this portfolio:

 ADR    --American Depositary Receipt
 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 COPs   --Certificates of Participation
 EDA    --Economic Development Authority
 EDRBs  --Economic Development Revenue Bonds
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranty
 HDA    --Hospital Development Authority
 HEFA   --Health and Education Facilities Authority
 HFDC   --Health Facility Development Corporation
 IDA    --Industrial Development Authority
 IDB    --Industrial Development Bond
 IDC    --Industrial Development Corporation
 IDFA   --Industrial Development Finance Authority
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC    --Letter of Credit
 LT     --Limited Tax
 PCR    --Pollution Control Revenue
 PRF    --Prerefunded
 PSFG   --Permanent School Fund Guarantee
 Q-SBLF --Qualified State Bond Loan Fund
 TABs   --Tax Allocation Bonds
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006







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